Risk management - Capital risk (Details)	12 Months Ended
	Dec. 31, 2022 banks indicator	Dec. 31, 2021	Dec. 31, 2020
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	12.18%	12.51%	12.34%
Tier 1 phase in capital ratio	13.63%	14.24%	13.95%
Total phase-in capital	15.99%	16.81%	16.18%
CET1 phased-in ratio	12.18%
Number of global systemically important banks (G-SIBs) | banks	30
G-SIB designation, number of criteria | indicator	5
G-SIB, capital buffer percentage	1.00%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	9.07%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.89%
Capital conservation buffer, percentage	2.50%
Globally systemically important entity percentage	1.00%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.18%
Tier 1 phase in capital ratio	10.87%
Total phase-in capital	13.26%